Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (1,535,012)	$ (4,339,832)
Adjustments for:
Depreciation	77,512	60,869
Share in result of an associate	530,997	237,007
Loss on disposal of discontinued operations		37
Unrealized foreign currency exchange loss/(gain), net	(1,647,303)	117,916
Net interest expense	32,968	2,831
Share based payments	261,473	254,288
Employee benefits	46,871	29,804
Gain on modification of financial instruments	(14,917)
Total	(2,247,411)	(3,637,080)
Changes in:
Trade and other receivables	161,834	(38,587)
Prepayments	161,305	255,449
Trade and other payables	154,544	30,987
Accrued expenses	385,594	185,461
Net cash used in operating activities	(1,384,134)	(3,203,770)
Cash flows from investing activities
Cash paid from other non-current financial assets	(462)
Interest received		513
Disposal of subsidiaries		108
Net cash from investing activities	(462)	621
Cash flows from financing activities
Proceeds from offerings and warrant exercises		2,643,956
Transaction costs		(52,972)
Proceeds from loans	438,407
Repayment of lease liabilities	(63,152)	(72,927)
Interest paid	(7,318)	(3,344)
Net cash from financing activities	367,937	2,514,713
Net increase / (decrease) in cash and cash equivalents	(1,016,659)	(688,436)
Cash and cash equivalents at beginning of the period	998,624	733,701
Net effect of currency translation on cash	7,196	20,190
Cash and cash equivalents at end of the period	3,755	65,455
Bank overdraft at the end of the period	(14,594)
Cash and cash equivalents net of the bank overdraft at end of the period	$ (10,839)	$ 65,455